Earning per unit and cash distributions (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Unit [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The calculation of basic and diluted earnings per unit are presented below

		August 12
	Year ended	to
	December 31,	December 31,
(in thousands of U.S. dollars, except per unit numbers)	2015	2014
Post IPO net income attributable to the unitholders of Höegh LNG Partners LP	$41,279	$13,255
Less: Dividends paid or to be paid (1)	(37,609)	(13,707)
Over (under) distributed earnings	3,670	(452)
Over (under) distributed earnings attributable to:
Common units public	(1,540)	(190)
Common units Höegh LNG	(295)	(36)
Subordinated units Höegh LNG	(1,835)	(226)
	(3,670)	(452)
Basic and diluted weighted average units outstanding (in thousands)
Common units public	11,040	11,040
Common units Höegh LNG	2,116	2,116
Subordinated units Höegh LNG	13,156	13,156
Basic and diluted earnings per unit:
Common units public	$1.56	$0.50
Common units Höegh LNG (2)	$1.57	$0.50
Subordinated units Höegh LNG (2)	$1.57	$0.50

(1)
Includes all distributions paid or to be paid in relationship to the period, regardless of whether the declaration and payment dates were prior to the end of the period, and is based the number of units outstanding at the period end.

(2)	Includes total incentive distributions rights of $113,181, of which $15,682 was attributed to common units owned by Höegh LNG and $97,499 was attributed to subordinated units owned by Höegh LNG.